ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Feb. 28, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.         ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	February 29,	February 28,
	2024	2025
Accrued employee payroll and welfare benefits	$286,042	$311,813
Refund liabilities	57,500	73,772
Accrued operating expenses	60,714	102,736
Income tax payable	50,662	65,138
Other taxes payable	20,187	16,227
Professional service fee payable	1,958	1,585
Others	14,848	10,956

Total	$491,911	$582,227